Special Charges And Restructuring Activities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Principal Term Of New Business Plan, Headcount Reduction		10,500
Restructuring Reserve, Period Expense		$ 385
Impairment charge	725		713
Insurance proceeds from partial settlement of claims			576
Other assets	2,785	3,036	2,785
Other liabilities and deferred credits	10,784	8,471	10,784
Catastrophic Liability [Member]
Restructuring Cost and Reserve [Line Items]
Other assets		1,100
Other liabilities and deferred credits		1,100
Employee Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Period Expense		$ 361